DERIVATIVE FINANCIAL INSTRUMENTS - Fair Values of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	$ 29,584	$ 37,059
Liability Derivatives	19,551	18,623
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	11,861	18,624
Liability Derivatives	2,026	350
Designated as Hedging Instrument | Interest rate cap agreements | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	78	646
Designated as Hedging Instrument | Interest rate cap agreements | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
Designated as Hedging Instrument | Interest rate floor agreements | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	4,669	3,642
Designated as Hedging Instrument | Interest rate floor agreements | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
Designated as Hedging Instrument | Fixed Income Interest Rate | Interest rate swap agreement | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	7,114	14,336
Designated as Hedging Instrument | Fixed Income Interest Rate | Interest rate swap agreement | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	2,026	350
No hedge designation
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	17,723	18,435
Liability Derivatives	17,525	18,273
No hedge designation | Rate-lock mortgage loan commitments | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	230	100
No hedge designation | Rate-lock mortgage loan commitments | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
No hedge designation | Mandatory commitments to sell mortgage loans | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	0	62
No hedge designation | Mandatory commitments to sell mortgage loans | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	32	0
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Other assets | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	7,074	15,799
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Other liabilities | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	10,419	2,474
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Other assets | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	10,419	2,474
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Other liabilities | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	$ 7,074	$ 15,799